Fair Value of Financial Instruments (Restated) - Schedule of Fair Value Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Details) ₸ in Millions	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	₸ 1,165	₸ 147
Level 1
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI		1,236
Level 2
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI		1,074,972
Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	2,322	0
Fair value Recurring | Level 1
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	3,968	1,236
Fair value Recurring | Level 2
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	1,370,806	1,074,972
Derivative financial assets	642	30
Derivative financial liabilities	1,165	147
Fair value Recurring | Level 3
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	2,322
Unlisted equity investments classified as financial assets at fair value through other comprehensive income	₸ 34	₸ 34
Fair value Recurring | Level 3 | Minimum
Disclosure of fair value measurement of assets [line items]
Discount ratio	10
Fair value Recurring | Level 3 | Maximum
Disclosure of fair value measurement of assets [line items]
Discount ratio	30
Fair value Recurring | Level 3 | Discounted Cash Flow | Weighted Average
Disclosure of fair value measurement of assets [line items]
Discount ratio	18.3